Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Formation and operating costs	$ 331,201	$ 761,514	$ 1,177,201	$ 1,034,383	$ 1,528,302	$ 1,666,924
Net loss from operations	(331,201)	(761,514)	(1,177,201)	(1,034,383)	(1,651,206)	(1,768,147)
Other income
Interest income	51		171		190
Unrealized income on trust account	357,678	353,596	1,762,208	440,326	2,134,446	1,107,852
Unrealized foreign exchange loss						(15,579)
Total other income	357,729	353,596	1,762,379	440,326	2,134,636	1,092,273
Net income (loss)	$ 26,528	$ (407,918)	$ 585,178	$ (594,057)	$ 483,430	$ (675,874)
Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)	2,577,138	7,875,000	4,828,244	4,384,615	4,260,842	5,264,384
Basic and diluted earnings (loss) per share
Ordinary shares, basic (in Dollars per share)	$ 0.11	$ (0.03)	$ 0.22	$ 0.85	$ 0.29	$ 0.64
Non-Redeemable Ordinary Shares
Basic and diluted weighted average shares outstanding
Ordinary shares, basic (in Shares)	2,086,875	2,086,875	2,086,875	1,992,967	2,086,875	2,016,637
Basic and diluted earnings (loss) per share
Ordinary shares, basic (in Dollars per share)	$ (0.12)	$ (0.08)	$ (0.22)	$ (2.16)	$ (0.35)	$ (1.99)
Related Party
Operating expenses
Administrative service fees – related party					$ 122,904	$ 101,223